Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Product Information [Line Items]
Cash	$ 277,836	$ 101,719
Impairment of long-lived assets	$ 0	0
Value added tax rate	13.00%
Employee benefits expenses	$ 99,387	$ 78,685
Diluted loss per share	$ 0
Ordinary shares		13,000
Revenues	$ 1,662,600	$ 2,328,526
Accounts receivable	353,703	194,138
Three Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 605,086	$ 652,478
Concentration	36.40%	28.00%
Accounts receivable	$ 322,426	$ 122,402
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration	10.00%
Two Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration		10.00%
Two Vendors [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 134,457	$ 108,512
Concentration	68.20%	73.60%